Leases - Maturities of lease liabilities under ASC 840 (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Leases
2019	¥ 101,947
2020	75,523
2021	33,952
2022	3,712
2023 and thereafter	2,124
Total minimum lease payments	217,258
Lease expense recognized under ASC 840	¥ 71,379	¥ 76,599